CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
STATEMENTS OF CASH FLOWS
Net Loss	$ (192,735)	$ (375,923)	$ (4,895,540)
Depreciation and amortization			2,917
Common stock issued for services			541,389
Loss on extinguishment of debt - related parties			160,000
Bank overdraft payable	2,360		2,360
Accrued notes payable-related party penalties			50,000
Accounts payable and accrued expenses	(3,162)	(19,839)	265,402
Accounts payable and accrued expenses - related parties		180,000	505,959
Accrued officer compensation	120,000	120,000	510,000
Accrued related party interest	35,387	33,768	197,889
Net Cash used in Operating Activities	(38,149)	(61,994)	(2,659,624)
Purchase of equipment			(2,917)
Net Cash used in Investing Activities			(2,917)
Proceeds from sale of common stock			1,476,750
Proceeds from notes payable - related party	37,157	62,760	1,205,652
Repayment on notes payable - related party			(3,036)
Effect of merger adjustment			(16,595)
Net cash provided by financing activities	37,157	62,760	2,662,771
Net Increase (decrease) in cash	(992)	766	230
Cash at Beginning of Period	1,222	456
Cash at End of Period	230	1,222	230
Common stock issued for debt			$ 420,000